Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and Non-PEO NEOs and certain Company financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure in making its pay decision for any of the fiscal years shown. For further information concerning the Company pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”
The following table summarizes the executive compensation included in the summary compensation table for the Company’s PEO and the other NEOs, the executive compensation actually paid to the Company’s PEO and other NEO’s (as determined pursuant to SEC disclosure rules) and certain financial performance measures of the Company and its peer group for the fiscal years ended December 31, 2024, 2023, 2022, 2021, and 2020 (each a “Covered Year”).

Year(1)	Summary Compensation Table (“SCT”) Total for PEO(2) (a)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2) (b)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On(4)		Net Income (in millions)	Revenue (in millions)(5)
					Total Shareholder Return	Peer Group Total Shareholder Return
2024	$9,165,522	$11,453,669	$2,873,862	$2,898,143	$50	$176	$13	$291
2023	$10,271,412	$13,184,909	$3,427,113	$4,310,070	$55	$140	$9	$267
2022	$7,444,082	($4,325,656)	$2,430,191	($610,944)	$43	$86	$29	$256
2021	$8,609,029	$13,606,543	$3,012,452	$4,317,545	$116	$137	$57	$227
2020	$3,747,014	$20,493,522	$1,205,744	$5,994,094	$100	$100	$27	$149

(1)
Rajeev Goel served as the Company’s principal executive officer (“PEO”) for the entirety of fiscal years 2020, 2021, 2022, 2023, and 2024. For fiscal years 2024 and 2023, the Company’s non-PEO NEOs were Amar Goel, Steven Pantelick, Paulina Klimenko, and Mukul Kumar. Mukul Kumar was also a non-PEO NEO in fiscal years 2021 and 2022. The Company’s other non-PEO NEOs for fiscal years 2020, 2021 and 2022 were Amar Goel, Steven Pantelick and Jeffrey Hirsch.

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our non-PEO NEOs.

(3)
Amounts reported in these columns represent (i) the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below and (ii) the compensation actually paid to our non-PEO NEOs, based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

(4)
The Peer Group Total Shareholder Return (“TSR”) set forth in this table is based on Nasdaq US Benchmark Software & Computer Services Total Return Index. The comparison assumes $100 was invested for the period starting December 8, 2020, the first day the Company’s common stock began trading on the Nasdaq, through the end of the listed year in the Company and in Nasdaq US Benchmark software & Computer Services Total Return Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
The Company’s Revenue is a key driver of the Company’s performance and stockholder value creation and Revenue achievement was one of two factors under our Bonus Plan for calendar year 2024 (the other being Adjusted Pre-Tax Net Income).

For each Covered Year, in determining the Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our other NEOs, we deducted and added back the following amounts from the total amounts of compensation reported in columns (a) and (b) for each Covered Year. Note that the dollar amounts shown in this table do not reflect the actual amount of compensation earned by or paid to our PEO or other NEOs during the applicable years.

	2024
	PEO	Average Other NEOs
Total Compensation, as reported in the “Summary Compensation Table” for the indicated fiscal year	$9,165,522	$2,873,862
Minus Aggregate grant date fair value of the stock awards and option awards granted during the indicated fiscal year. Amounts shown are the amounts reported in the Summary Compensation Table	($7,791,257)	($2,224,264)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$7,769,877	$1,813,300
Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($932,342)	($307,247)
Plus Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$2,824,351	$616,303
Plus (Minus) Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$417,518	$126,189
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus Value of Dividends or Other Earnings Paid on Unvested Awards not Otherwise Reflected in Fair Values	$0	$0
Compensation Actually Paid	$11,453,669	$2,898,143

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Rajeev Goel served as the Company’s principal executive officer (“PEO”) for the entirety of fiscal years 2020, 2021, 2022, 2023, and 2024. For fiscal years 2024 and 2023, the Company’s non-PEO NEOs were Amar Goel, Steven Pantelick, Paulina Klimenko, and Mukul Kumar. Mukul Kumar was also a non-PEO NEO in fiscal years 2021 and 2022. The Company’s other non-PEO NEOs for fiscal years 2020, 2021 and 2022 were Amar Goel, Steven Pantelick and Jeffrey Hirsch.

Peer Group Issuers, Footnote
(4)
The Peer Group Total Shareholder Return (“TSR”) set forth in this table is based on Nasdaq US Benchmark Software & Computer Services Total Return Index. The comparison assumes $100 was invested for the period starting December 8, 2020, the first day the Company’s common stock began trading on the Nasdaq, through the end of the listed year in the Company and in Nasdaq US Benchmark software & Computer Services Total Return Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 9,165,522	$ 10,271,412	$ 7,444,082	$ 8,609,029	$ 3,747,014
PEO Actually Paid Compensation Amount	$ 11,453,669	13,184,909	(4,325,656)	13,606,543	20,493,522
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our non-PEO NEOs.

(3)
Amounts reported in these columns represent (i) the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below and (ii) the compensation actually paid to our non-PEO NEOs, based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

For each Covered Year, in determining the Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our other NEOs, we deducted and added back the following amounts from the total amounts of compensation reported in columns (a) and (b) for each Covered Year. Note that the dollar amounts shown in this table do not reflect the actual amount of compensation earned by or paid to our PEO or other NEOs during the applicable years.

	2024
	PEO	Average Other NEOs
Total Compensation, as reported in the “Summary Compensation Table” for the indicated fiscal year	$9,165,522	$2,873,862
Minus Aggregate grant date fair value of the stock awards and option awards granted during the indicated fiscal year. Amounts shown are the amounts reported in the Summary Compensation Table	($7,791,257)	($2,224,264)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$7,769,877	$1,813,300
Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($932,342)	($307,247)
Plus Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$2,824,351	$616,303
Plus (Minus) Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$417,518	$126,189
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus Value of Dividends or Other Earnings Paid on Unvested Awards not Otherwise Reflected in Fair Values	$0	$0
Compensation Actually Paid	$11,453,669	$2,898,143

Non-PEO NEO Average Total Compensation Amount	$ 2,873,862	3,427,113	2,430,191	3,012,452	1,205,744
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,898,143	4,310,070	(610,944)	4,317,545	5,994,094
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our non-PEO NEOs.

(3)
Amounts reported in these columns represent (i) the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below and (ii) the compensation actually paid to our non-PEO NEOs, based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

For each Covered Year, in determining the Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our other NEOs, we deducted and added back the following amounts from the total amounts of compensation reported in columns (a) and (b) for each Covered Year. Note that the dollar amounts shown in this table do not reflect the actual amount of compensation earned by or paid to our PEO or other NEOs during the applicable years.

	2024
	PEO	Average Other NEOs
Total Compensation, as reported in the “Summary Compensation Table” for the indicated fiscal year	$9,165,522	$2,873,862
Minus Aggregate grant date fair value of the stock awards and option awards granted during the indicated fiscal year. Amounts shown are the amounts reported in the Summary Compensation Table	($7,791,257)	($2,224,264)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$7,769,877	$1,813,300
Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($932,342)	($307,247)
Plus Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$2,824,351	$616,303
Plus (Minus) Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$417,518	$126,189
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Plus Value of Dividends or Other Earnings Paid on Unvested Awards not Otherwise Reflected in Fair Values	$0	$0
Compensation Actually Paid	$11,453,669	$2,898,143

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents what we believe are the most important financial measures we used to link executive pay for our PEO and other NEOs for 2024 to our performance and are the sole performance measures utilized under our Bonus Plan. The measures included in this list are not ranked.

Performance Measure	Type of Performance Disclosure
Revenue	Financial
Adjusted Pre-Tax Net Income	Financial

Total Shareholder Return Amount	$ 50	55	43	116	100
Peer Group Total Shareholder Return Amount	176	140	86	137	100
Net Income (Loss)	$ 13,000,000	$ 9,000,000	$ 29,000,000	$ 57,000,000	$ 27,000,000
Company Selected Measure Amount	291,000,000	267,000,000	256,000,000	227,000,000	149,000,000
PEO Name	Rajeev Goel	Rajeev Goel	Rajeev Goel	Rajeev Goel	Rajeev Goel
Additional 402(v) Disclosure
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

Fiscal Year 2024
Stock Options
Expected Term (years)	0.5 - 7.0
Strike Price	$2.16 - $36.25
Volatility	68.3% - 78.8%
Dividend Yield	0%
Risk-Free Interest Rate	3.5% - 5.1%

“Compensation actually paid,” as required under SEC rules, reflects cash compensation actually paid as well as adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards which can only be determined upon the ultimate sale of the stock underlying such awards. “Compensation actually paid” generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals. The Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. For a discussion of how our Compensation Committee assessed “pay-for-performance” and how our executive compensation program is designed to link executive compensation with the achievement of our financial and strategic objectives as well as stockholder value creation each year, see “Compensation Discussion and Analysis” in this proxy statement.

Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term Minimum	6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term Maximum	7 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price Minimum	$ 2.16
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price Maximum	$ 36.25
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	68.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	78.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	5.10%
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,791,257)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,769,877
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(932,342)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,824,351
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	417,518
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,224,264)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,813,300
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(307,247)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	616,303
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,189
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0